UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: April 30, 2012

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2012

Notes to Financial Statements	11

Disclosure of Fund Expenses	21

Approval of Investment Advisory Agreement	23

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-520-4227; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2012
(Unaudited)

Sector Weightings†:

†	Percentages are based on total investments, excluding securities sold short.

SCHEDULE OF INVESTMENTS

REAL ESTATE SECURITIES‡ — 93.2%

COMMON STOCK — 93.2%
	Shares	Value

DIVERSIFIED — 4.8%
Duke Realty	93,000	$1,378,260
Liberty Property Trust (A)	162,000	5,904,900

		7,283,160

HOTELS, RESORTS & CRUISE LINES — 7.0%
Hyatt Hotels, Cl A *	81,100	3,489,733
Starwood Hotels & Resorts Worldwide (A)	119,100	7,050,720

		10,540,453

INDUSTRIAL — 5.7%
Prologis (A)	237,564	8,500,040

OFFICE — 16.0%
Boston Properties (A)	51,100	5,531,575
Brandywine Realty Trust	332,900	3,948,194
Douglas Emmett (A)	110,700	2,572,668
Highwoods Properties	95,100	3,302,823
SL Green Realty (A)	104,800	8,639,712

		23,994,972

RESIDENTIAL — 24.8%
AvalonBay Communities (A)	51,400	7,473,560
BRE Properties (A)	151,800	7,969,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2012
(Unaudited)

COMMON STOCK — continued
	Shares	Value

RESIDENTIAL — continued
Colonial Properties Trust	183,900	$4,113,843
Essex Property Trust (A)	37,700	5,955,469
Post Properties (A)	136,400	6,642,680
UDR (A)	193,600	5,097,488

		37,252,540

RETAIL — 25.2%
CBL & Associates Properties	172,300	3,209,949
DDR (A)	314,700	4,657,560
General Growth Properties (A)	267,817	4,767,143
Glimcher Realty Trust	247,800	2,450,742
Macerich (A)	90,718	5,585,507
Simon Property Group (A)	69,100	10,751,960
Tanger Factory Outlet Centers	105,400	3,301,128
Taubman Centers	40,800	3,148,944

		37,872,933

SPECIALIZED — 7.5%
American Tower, Cl A (A)	72,000	4,721,760
Host Hotels & Resorts	284,182	4,728,788
Strategic Hotels & Resorts *	280,300	1,908,843

		11,359,391

STORAGE — 2.2%
Cubesmart Real Estate Investment Trust	265,200	3,330,912

TOTAL COMMON STOCK (Cost $117,279,754)		140,134,401

TOTAL INVESTMENTS — 93.2% (Cost $117,279,754)		$140,134,401

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2012
(Unaudited)

SECURITIES SOLD SHORT

REAL ESTATE SECURITIES‡ — (27.9)%

COMMON STOCK — (27.9)%
	Shares	Value

DIVERSIFIED — (8.3)%
American Assets Trust	(130,100)	$(3,058,651)
PS Business Parks	(60,800)	(4,149,600)
Washington Real Estate Investment Trust	(184,400)	(5,449,020)

		(12,657,271)

HOTELS, RESORTS & CRUISE LINES — (1.7)%
Marriott International, Cl A	(67,100)	(2,622,939)

INDUSTRIAL — (1.9)%
First Potomac Realty Trust	(231,600)	(2,881,104)

OFFICE — (4.8)%
CommonWealth REIT	(89,215)	(1,672,781)
Corestite Realty	(53,539)	(1,333,656)
Franklin Street Properties	(141,800)	(1,427,926)
Government Properties Income Trust	(117,600)	(2,730,672)

		(7,165,035)

RESIDENTIAL — (1.4)%
Campus Crest Communities	(174,504)	(2,032,972)

RETAIL — (1.9)%
Realty Income	(70,900)	(2,789,206)

SPECIALIZED — (7.9)%
Ashford Hospitality Trust	(48,800)	(416,752)
Plum Creek Timber	(124,600)	(5,238,184)
Public Storage	(23,500)	(3,366,610)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2012
(Unaudited)

COMMON STOCK — continued
	Shares	Value

SPECIALIZED — continued
Senior Housing Properties Trust	(126,600)	$(2,795,328)

		(11,816,874)

TOTAL COMMON STOCK (Proceeds $39,763,350)		(41,965,401)

TOTAL SECURITIES SOLD SHORT —(27.9)% (Proceeds $39,763,350)		$(41,965,401)

Percentages are based on Net Assets of $150,280,507.

‡	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”).
*	Non-income producing security.
(A)	All or a portion of this security has been committed as collateral for open short positions.

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2012
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $117,279,754)	$140,134,401
Receivable from Prime Broker	40,812,891
Cash	593,668
Foreign Currency, at Value (Cost $31,344)	31,346
Receivable for Capital Shares Sold	10,867,557
Receivable for Investment Securities Sold	2,428,401
Dividends and Interest Receivable	101,194
Deferred Offering Costs (See Note 2)	71,225
Receivable from Investment Adviser	3,423
Prepaid Expenses	2,461

Total Assets	195,046,567

Liabilities:
Securities Sold Short, at Value (Proceeds $39,763,350)	41,965,401
Payable for Investment Securities Purchased	2,311,318
Dividends Payable on Securities Sold Short	162,858
Payable due to Investment Adviser	135,632
Stock Loan Fees Payable	96,249
Shareholder Servicing Fees Payable	21,146
Payable for Capital Shares Redeemed	15,662
Payable due to Administrator	11,935
Distribution Fees Payable (Investor Class Shares)	3,308
Chief Compliance Officer Fees Payable	3,273
Payable due to Trustees	1,295
Other Accrued Expenses	37,983

Total Liabilities	44,766,060

Net Assets	$150,280,507

Net Assets Consist of:
Paid-in Capital	$134,516,408
Accumulated Net Investment Loss	(839,709)
Accumulated Net Realized Loss on Investments and Securities Sold Short	(4,048,790)
Net Unrealized Appreciation on Investments and Securities Sold Short	20,652,596
Net Unrealized Appreciation on Foreign Currency Transactions	2

Net Assets	$150,280,507

Net Asset Value Per Share — Institutional Class Shares (unlimited authorization — no par value) ($119,273,640 ÷ 11,354,653 shares)	$10.50

Net Asset Value Per Share — Investor Class Shares (unlimited authorization — no par value) ($31,006,867 ÷ 2,950,141 shares)	$10.51

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
FOR THE PERIOD ENDED APRIL 30, 2012*
(Unaudited)

STATEMENT OF OPERATIONS

Investment Income
Dividend Income	$646,658
Interest Income	334,496

Total Investment Income	981,154

Expenses:
Investment Advisory Fees	478,136
Administration Fees	45,903
Shareholder Servicing Fees	21,146
Distribution Fees (Investor Class Shares)	5,187
Trustees’ Fees	4,401
Chief Compliance Officer Fees	3,273
Dividend Expense on Securities Sold Short (See Note 2)	792,753
Stock Loan Fees (See Note 2)	393,519
Transfer Agent Fees	27,671
Professional Fees	26,799
Offering Costs	26,667
Printing Fees	8,373
Custodian Fees	6,199
Registration Fees	4,526
Insurance and Other Expenses	3,534

Total Expenses	1,848,087

Less: Investment Advisory Fees Waived	(27,215)
Less: Fees Paid Indirectly	(9)

Net Expenses	1,820,863

Net Investment Loss	(839,709)

Net Realized Loss on Investments	(1,005,856)
Net Realized Loss on Securities Sold Short	(3,041,808)
Net Realized Loss on Foreign Currency Transactions	(1,126)
Net Change in Unrealized Appreciation on Investments	14,594,046
Net Change in Unrealized Depreciation on Securities Sold Short	(3,280,086)
Net Change in Unrealized Appreciation on Foreign Currency Transactions	2

Net Realized and Unrealized Gain on Investments	7,265,172

Net Increase in Net Assets Resulting from Operations	$6,425,463

*	Commenced operations on December 30, 2011.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended April 30, 2012 (Unaudited)*
Operations:
Net Investment Loss	$(839,709)
Net Realized Loss on Investments, Securities Sold Short and Foreign Currency Transactions	(4,048,790)
Net Change in Unrealized Appreciation on Investments, Securities Sold Short and Foreign Currency Transactions	11,313,962

Net Increase in Net Assets Resulting from Operations	6,425,463

Capital Share Transactions(1)
Institutional Class
Issued	12,614,825
Issued in connection with in-kind transfer**	105,985,887
Redeemed	(4,980,141)

Net Institutional Class Capital Share Transactions	113,620,571

Investor Class
Issued	30,692,745
Redeemed	(458,272)

Net Investor Class Capital Share Transactions	30,234,473

Net Increase From Capital Share Transactions	143,855,044

Total Increase in Net Assets	150,280,507

Net Assets:
Beginning of Period	–

End of Period (including accumulated net investment loss of $839,709)	$150,280,507

*	Commenced operations on December 30, 2011.
**	See Note 1 in the Notes to Financial Statements.
(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
FOR THE PERIOD ENDED
APRIL 30, 2012*
(Unaudited)

STATEMENT OF CASH FLOWS

Cash Flows from Operating Activities:
Net Increase in Net Asset Resulting from Operations	$6,425,463
Adjustments to Reconcile Net Decrease in Net Assets Resulting from Operations to Net Cash from Operating Activities:
Purchases of Investment Securities	(76,555,088)
Proceeds from Disposition of Investment Securities	28,058,270
Purchases to Cover Securities Sold Short	(49,899,409)
Proceeds from Securities Sold Short	31,452,049
Net Realized (Gain) Loss from:
Investments	1,005,856
Securities Sold Short	3,041,808
Net Change in Unrealized (Appreciation) Depreciation on:
Investments	(14,594,046)
Securities Sold Short	3,280,086
Increase in Receivable from Prime Broker	(40,812,891)
Increase in Foreign Currency	(31,346)
Decrease in Receivable for Investment Securities Sold	16,102,749
Decrease in Dividends and Interest Receivable	197,670
Increase in Deferred Offering Costs	(71,225)
Increase in Receivable from Investment Advisor	(3,423)
Increase in Prepaid Expenses	(2,461)
Decrease in Payable for Investment Securities Purchased	(7,225,155)
Increase in Dividends Payable on Securities Sold Short	162,858
Increase in Payable due to Investment Advisor	135,632
Increase in Stock Loan Fees Payable	96,249
Increase in Shareholder Servicing Fees Payable	21,146
Increase in Payable to Administrator	11,935
Increase in Distribution fees payable (Investor Class Shares)	3,308
Increase in Chief Compliance Officer Fees Payable	3,273
Increase in Payable due to Trustees	1,295
Increase in Other Accrued Expenses	37,983

Net Cash Used in Operating Activities	(99,157,414)

Cash Flows from Financing Activities:
Proceeds from Capital Shares Sold (Including change in receivable for Capital Shares Sold)	32,440,013
Payments on Capital Shares Redeemed (Including Change in Payable for Capital Shares Redeemed)	(5,422,751)

Net Cash Provided by Financing Activities	27,017,262

Net Change in Cash	(72,140,152)

Cash at Beginning of Period	72,733,820 **
Cash at End of Period	$593,668

Supplemental Disclosure of Non-Cash Operating and Financing Activities:
Assets and Liabilities Transferred as Contributions In-Kind
Investments in Securities, at Fair Value	$78,049,394

Securities Sold Short, at Fair Value	$(54,090,867)

Other Assets and Liabilities Transferred
Due from Broker	$18,531,150
Dividends Receivable	298,863
Due to Broker	(9,536,473)

$9,293,540

*	Commenced operations on December 30, 2011.
**	Cash amount was included with contributions in-kind.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the period

Institutional Class
Period Ended April 30, 2012* (Unaudited)
Net Asset Value, Beginning of Period	$ 10.00

Income from Operations:
Net Investment Loss(1)	(0.07)
Net Realized and Unrealized Gain on Investments	0.57

Total from Operations	0.50

Net Asset Value, End of Period	$ 10.50

Total Return †	5.00%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$119,274
Ratio of Expenses to Average Net Assets (excluding dividends on shorts and brokerage fees on shorts, including waivers and reimbursements)(2)	1.64%**
Ratio of Expenses to Average Net Assets (excluding dividends on shorts, brokerage fees on shorts, waivers and reimbursements)	1.71%**
Ratio of Expenses to Average Net Assets (including dividends on shorts, brokerage fees on shorts, waivers and reimbursements)	4.74%**
Ratio of Net Investment Loss to Average Net Assets	(2.18)%**
Portfolio Turnover Rate	24%***

*	Commenced operations on December 30, 2011.
**	Annualized.
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived by the Adviser during the period.
(1)	Per share data calculated using average shares method.
(2)	Ratio excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would be unchanged at 1.64%.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the period

Investor Class
Period Ended April 30, 2012* (Unaudited)
Net Asset Value, Beginning of Period	$ 10.00

Income from Operations:
Net Investment Loss(1)	(0.08)
Net Realized and Unrealized Gain on Investments	0.59

Total from Operations	0.51

Net Asset Value, End of Period	$ 10.51

Total Return †	5.10%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$31,007
Ratio of Expenses to Average Net Assets (excluding dividends on shorts and brokerage fees on shorts, including waivers and reimbursements)(2)	2.04%**^
Ratio of Expenses to Average Net Assets (excluding dividends on shorts, brokerage fees on shorts, waivers and reimbursements)	2.17%**
Ratio of Expenses to Average Net Assets (including dividends on shorts, brokerage fees on shorts, waivers and reimbursements)	5.14%**
Ratio of Net Investment Loss to Average Net Assets	(2.41)%**
Portfolio Turnover Rate	24%***

*	Commenced operations on December 30, 2011.
**	Annualized.
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived by the Adviser during the period.
(1)	Per share data calculated using average shares method.
(2)	Ratio excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would be unchanged at 2.04%.
^	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2012
(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 41 funds. The financial statements herein are those of the CBRE Clarion Long/Short Fund (the “Fund”). The investment objective of the Fund is total return, consisting of capital appreciation and current income, while attempting to preserve capital and mitigate risk by employing hedging strategies, primarily short selling. The Fund is non-diversified and seeks to achieve its objective by taking long and short positions in equity securities of companies that are principally engaged in the real estate industry. The Fund’s adviser, CBRE Clarion Securities LLC (the “Adviser”) utilizes a multi-step investment process for constructing the Fund’s investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection. The Fund may invest in securities of companies of any market capitalization and, as a general matter, the Fund expects its investments to be primarily in equity securities issued by U.S. companies. However, the Fund may invest up to 50% of its assets in securities of non-U.S. issuers, including emerging market issuers, denominated in U.S. dollars, non-U.S. currencies or multinational currency units. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

The Fund commenced operations on December 30, 2011 as a result of a contribution in-kind from a limited partnership managed by the Adviser. On this date, the Fund issued 10,598,589 shares and acquired securities tax-free at their then current value of $105,985,887, including unrealized appreciation of $9,338,636.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund:

Use of Estimates — The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2012
(Unaudited)

increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2012, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2012
(Unaudited)

(Level 1) and the lowest priority to unobservable inputs (Level 3).The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2012, all of the Fund’s investments and securities sold short were considered Level 1. For details of investment classifications, reference the Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2012
(Unaudited)

For the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. During the period ended April 30, 2012, there were no Level 3 securities.

During the period ended April 30, 2012, there have been no significant changes to the Fund’s fair valuation methodologies.

Securities Sold Short — The Fund engages in short selling. To complete a short sale transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would decrease the proceeds of the security sold. The Fund pays interest to the lender for borrowing the security. This amount is reflected as stock loan fees on the Statement of Operations. Upon entering into a short position, the fund records the proceeds as a receivable from the prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The stock loan fees on securities sold short presented in the Statements of Operations represent the net income paid on the short sale proceeds held on deposit with the Fund’s custodian. The Fund is subject to risk of loss if the broker were to fail to perform its obligation under contractual terms. Dividends on short positions are recorded on the ex-dividend date as an expense on the Statements of Operations. Short sales transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the Statements of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Short selling involves the risk of a potentially unlimited increase in the market value of the security sold short, which could result in a potentially unlimited loss for the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Fund is required to pay the lender any dividends declared on

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2012
(Unaudited)

short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the counterparty broker, Morgan Stanley, and pledged securities held at the custodian, Union Bank, N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Funds Rate plus 200 basis points on the amount of any shortfall in the required cash margin.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the initial open tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income/Expense — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2012
(Unaudited)

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of April 30, 2012, the remaining amount still to be amortized for the Fund was $71,225.

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of fund shares held for less than 60 days. For the period ended April 30, 2012 there were no redemption fees retained by the Fund.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2012
(Unaudited)

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $120,000 for the Fund, plus $15,000 per additional class or 0.12% of the first $250 million, 0.10% on assets between $250 million and $500 million and 0.08% of any amount above $500 million of the Fund’s average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Fund has adopted a shareholder servicing plan pursuant to which it may engage third-party service providers to provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.10% and 0.20% annually of the average daily net assets attributable to the Institutional Class Shares and Investor Class Shares, respectively, subject to the arrangement for provision of shareholder and administrative services. For the period ended April 30, 2012, the Institutional Class Shares and Investor Class Shares incurred $18,088 or 0.05% and $3,058 or 0.15%, respectively, of shareholder servicing fees.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25%. For the period ended April 30, 2012, the Fund incurred $5,187 or 0.25%, of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the period ended April 30, 2012, the Fund earned cash management credits of $9, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2012
(Unaudited)

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 1.25% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, dividend and stock loan fees on securities sold short, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) (collectively “excluded expenses”) from exceeding 1.64% and 1.99% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, until January 1, 2013. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 1.64% and 1.99% for the Institutional Class Shares and Investor Class Shares, respectively, to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 1, 2013. As of April 30, 2012, fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were $27,215, expiring in 2015.

6.	Share Transactions

Period Ended April 30, 2012 (Unaudited)*
Share Transactions:
Institutional Class
Issued	1,247,553
Issued in connection with in-kind transfer**	10,598,589
Redeemed	(491,489)

Net Institutional Class Share Transactions	11,354,653

Investor Class
Issued	2,995,837
Redeemed	(45,696)

Net Investor Class Share Transactions	2,950,141

Net Increase in Shares Outstanding from Share Transactions	14,304,794

*	Commenced operations on December 30, 2011.
**	See Note 1 in the Notes to Financial Statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2012
(Unaudited)

7.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government, short-term investments, short sales and purchases to cover, for the period ended April 30, 2012 were $76,555,088 and $28,058,270, respectively. There were no purchases or sales of long-term U.S. Government securities.

8.	Federal Tax Information:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, excluding securities sold short, held by the Fund at April 30, 2012 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$117,279,754	$22,906,425	$(51,778)	$22,854,647

9.	Concentration/Risks:

The Fund will concentrate its investments in the real estate sector. Investing in real estate securities (which include REITs) may subject the Fund to risks associated with the direct ownership of real estate, such as casualty or condemnation losses; fluctuations in rental income, declines in real estate values and other risks related to local or general economic conditions; increases in operating costs and property taxes, potential environmental liabilities, changes in zoning laws and regulatory limitations on rent. Changes in interest rates may also affect the value of the Fund’s investment in real estate securities. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example above. In addition, REITs are subject to the possibility of failing

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2012
(Unaudited)

to qualify for tax-free pass-through of income under the Internal Revenue Code and maintaining exemption from the registration requirements of the Investment Company Act of 1940, as amended.

10.	Other:

At April 30, 2012, 29% of Institutional Class total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11.	Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Annualized Expense Ratios	Expenses Paid During Period
Actual Fund Return
Institutional Class	$1,000.00	$1,050.00	3.79%	$12.95	*
Investor Class	1,000.00	1,051.00	4.13%	14.12	*
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,006.02	3.79%	$18.90	**
Investor Class	1,000.00	1,004.33	4.13%	20.58	**

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 122/366 (to reflect the commencement of operations period shown.)

** Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period.)

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2012
(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15(c) of the 1940 Act, at its November 15-16, 2011 meeting, the Board of the Trust considered the approval of a new advisory agreement (the “Advisory Agreement”) between the Adviser and The Advisors’ Inner Circle Fund (the “Trust”), on behalf of the CBRE Clarion Long/Short Fund (the “Fund”) for an initial two-year term. The Advisory Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser.

Prior to the meeting, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the costs of the services to be provided, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of the Advisory Agreement. Among other things, the Adviser’s representatives provided an overview of the Adviser, including its history, assets under management, organizational structure, investment management team and experience, distribution relationships, approach to risk management and business plan. The Adviser’s representatives then provided an overview of the new Fund, discussing the Fund’s proposed objective and strategy and the Adviser’s rationale for introducing the Fund. The Trustees then discussed the written materials that the Board received before the meeting, the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature,	Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund. Among other things, the Board considered the quality of the Adviser’s portfolio management personnel. The Adviser’s registration form

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2012
(Unaudited)

(“Form ADV”) was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

Investment Performance of the Fund

Because the Fund is new, no performance information relating to the Fund was available for consideration. However, the Trustees considered the performance of CBRE Clarion U.S., L.P. (the “Acquired Fund”), which was an unregistered fund managed by the Adviser in a manner in all material respects equivalent to the management of the Fund and which was proposed to be reorganized into the Fund. The Board noted that the Acquired Fund’s long-term performance was generally favorable to that of its benchmarks.

Cost of Services Provided and Economies of Scale

In concluding that the advisory fee payable by the Fund to the Adviser was reasonable, the Trustees reviewed a report of the proposed fee to be paid by the Fund to the Adviser as well as the expected costs of services to be provided by and the expected profits to be realized by the Adviser from its relationship with the Fund, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee to be paid by the Fund to those paid by other comparable mutual funds and noted that the Fund’s expected total fees and expenses were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fee was the result of arm’s length negotiations and appeared reasonable in light of the services to be rendered. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement. The Board noted that although the investment advisory agreement does not currently provide for breakpoints, the Board could re-assess the need for breakpoints in the future as the Fund grows. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund, the Trustees did not make any conclusions regarding the Adviser’s profitability. For the same reason, the Board did not make any conclusions

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2012
(Unaudited)

regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fee is reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

CBRE Clarion Long/Short Fund

P.O. Box 219009

Kansas City, MO 64121-9009

Investment Adviser:

CBRE Clarion Securities LLC

201 King of Prussia Road

Suite 600

Radnor, PA 19087

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm:

Ernst & Young, LLP

2001 Market Street, Suite 4000

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

CCS-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: July 6, 2012